Debt due within one year - Narrative (Details) - Dec. 31, 2019	CAD ($)	USD ($)
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 4,000,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,000,000,000	$ 3,000,000,000